Dividend Restrictions and Statutory Surplus (Tables)	12 Months Ended
Dec. 31, 2011
Dividend Restrictions and Statutory Surplus [Abstract]
Statutory accounting practices disclosure
The combined statutory net income for the years ended and combined statutory capital and surplus at December 31, 2011, 2010 and 2009 for our insurance and HMO subsidiaries were as follows:

(Millions)	2011	2010	2009
Statutory net income	$1,871.7	$1,779.7	$1,308.8
Statutory capital and surplus	5,938.6	6,179.2	6,777.1